CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS DEFICIT - USD ($) $ in Thousands	Total	Convertible Preferred Stock	Series C Convertible Preferred Stock	Series C-2 Convertible Preferred Stock	Common Stock	Additional Paid-In Capital	Related Party Promissory Notes for the Purchase of Common Stock	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)
Beginning balance at Dec. 31, 2016		$ 78,787
Beginning balance, shares at Dec. 31, 2016		62,509,105
Beginning balance at Dec. 31, 2016	$ (34,243)				$ 1	$ 20,043	$ (596)	$ (53,691)
Issuance of convertible preferred stock, net of issuance costs			$ 29,856
Issuance of convertible preferred stock, net of issuance costs, shares			13,054,679
Beginning balance, shares at Dec. 31, 2016					868,056
Issuance of common stock upon exercise of stock options, net of repurchase	$ 246					246
Issuance of common stock upon exercise of stock options, net of repurchase, shares	50,034				12,135
Interest on promissory notes from related parties for purchase of common stock	$ (9)						(9)
Stock-based compensation	716					716
Net loss	(29,115)							(29,115)
Ending balance at Dec. 31, 2017	$ (62,405)				$ 1	21,005	(605)	(82,806)
Ending balance, shares at Dec. 31, 2017	75,563,784	75,563,784	13,054,679
Ending balance at Dec. 31, 2017	$ 108,643	$ 108,643	$ 29,856
Ending balance, shares at Dec. 31, 2017	880,191				880,191
Issuance cost related to convertible preferred stock			(4)
Issuance of common stock upon exercise of stock options, net of repurchase	$ 90					90
Issuance of common stock upon exercise of stock options, net of repurchase, shares					5,159
Repurchase of common stock from related party	17						17
Repurchase of common stock from related party, shares					(8,333)
Interest on promissory notes from related parties for purchase of common stock	(3)						(3)
Stock-based compensation	294					294
Net loss	(8,232)							(8,232)
Ending balance at Mar. 31, 2018	(70,239)				$ 1	21,389	(591)	(91,038)
Ending balance, shares at Mar. 31, 2018		75,563,784
Ending balance at Mar. 31, 2018		$ 108,639
Ending balance, shares at Mar. 31, 2018					877,017
Beginning balance at Dec. 31, 2017	$ 108,643	$ 108,643	$ 29,856
Beginning balance, shares at Dec. 31, 2017	75,563,784	75,563,784	13,054,679
Beginning balance at Dec. 31, 2017	$ (62,405)				$ 1	21,005	(605)	(82,806)
Beginning balance, shares at Dec. 31, 2017	880,191				880,191
Forgiveness of promissory notes from related parties for purchase of common stock	$ 0
Net loss	(26,717)
Ending balance at Sep. 30, 2018	(88,048)				$ 1	22,077	(596)	(109,526)	$ (4)
Ending balance, shares at Sep. 30, 2018		88,618,468
Ending balance at Sep. 30, 2018		$ 138,557
Ending balance, shares at Sep. 30, 2018					868,892
Beginning balance at Dec. 31, 2017	$ 108,643	$ 108,643	$ 29,856
Beginning balance, shares at Dec. 31, 2017	75,563,784	75,563,784	13,054,679
Beginning balance at Dec. 31, 2017	$ (62,405)				$ 1	21,005	(605)	(82,806)
Issuance of convertible preferred stock, net of issuance costs			$ 29,914	$ 22,554
Issuance of convertible preferred stock, net of issuance costs, shares			13,054,684	9,873,412
Beginning balance, shares at Dec. 31, 2017	880,191				880,191
Issuance of common stock upon exercise of stock options, net of repurchase	$ 266					266
Issuance of common stock upon exercise of stock options, net of repurchase, shares	17,390				6,555
Repurchase of common stock from related party	$ 17						17
Repurchase of common stock from related party, shares					(8,333)
Interest on promissory notes from related parties for purchase of common stock	(10)						(10)
Stock-based compensation	1,170					1,170
Foreign currency translation adjustment	(4)								(4)
Net loss	(36,147)							(36,147)
Ending balance at Dec. 31, 2018	$ (97,113)				$ 1	22,441	(598)	(118,953)	(4)
Ending balance, shares at Dec. 31, 2018	98,491,880	98,491,880	26,109,363	9,873,412
Ending balance at Dec. 31, 2018	$ 161,111	$ 161,111	$ 59,770	$ 22,554
Ending balance, shares at Dec. 31, 2018	878,413				878,413
Beginning balance at Mar. 31, 2018		$ 108,639
Beginning balance, shares at Mar. 31, 2018		75,563,784
Beginning balance at Mar. 31, 2018	$ (70,239)				$ 1	21,389	(591)	(91,038)
Issuance of convertible preferred stock, net of issuance costs			$ 29,918
Issuance of convertible preferred stock, net of issuance costs, shares			13,054,684
Beginning balance, shares at Mar. 31, 2018					877,017
Issuance of common stock upon exercise of stock options, net of repurchase	47					47
Issuance of common stock upon exercise of stock options, net of repurchase, shares					(5,849)
Interest on promissory notes from related parties for purchase of common stock	(2)						(2)
Stock-based compensation	286					286
Net loss	(8,204)							(8,204)
Ending balance at Jun. 30, 2018	(78,112)				$ 1	21,722	(593)	(99,242)
Ending balance, shares at Jun. 30, 2018		88,618,468
Ending balance at Jun. 30, 2018		$ 138,557
Ending balance, shares at Jun. 30, 2018					871,169
Issuance of common stock upon exercise of stock options, net of repurchase	60					60
Issuance of common stock upon exercise of stock options, net of repurchase, shares					(2,277)
Interest on promissory notes from related parties for purchase of common stock	(3)						(3)
Stock-based compensation	295					295
Foreign currency translation adjustment	(4)								(4)
Net loss	(10,284)							(10,284)
Ending balance at Sep. 30, 2018	(88,048)				$ 1	22,077	(596)	(109,526)	(4)
Ending balance, shares at Sep. 30, 2018		88,618,468
Ending balance at Sep. 30, 2018		$ 138,557
Ending balance, shares at Sep. 30, 2018					868,892
Beginning balance at Dec. 31, 2018	$ 161,111	$ 161,111	$ 59,770	$ 22,554
Beginning balance, shares at Dec. 31, 2018	98,491,880	98,491,880	26,109,363	9,873,412
Beginning balance at Dec. 31, 2018	$ (97,113)				$ 1	22,441	(598)	(118,953)	(4)
Issuance of convertible preferred stock, net of issuance costs				$ 6,947
Issuance of convertible preferred stock, net of issuance costs, shares				3,039,908
Beginning balance, shares at Dec. 31, 2018	878,413				878,413
Issuance of common stock upon exercise of stock options, net of repurchase	$ 66					66
Issuance of common stock upon exercise of stock options, net of repurchase, shares					3,685
Repurchase of common stock from related party	109						109
Repurchase of common stock from related party, shares					(53,649)
Interest on promissory notes from related parties for purchase of common stock	(2)						(2)
Stock-based compensation	377					377
Net loss	(9,188)							(9,188)
Ending balance at Mar. 31, 2019	(105,751)				$ 1	22,884	(491)	(128,141)	(4)
Ending balance, shares at Mar. 31, 2019		101,531,788
Ending balance at Mar. 31, 2019		$ 168,058
Ending balance, shares at Mar. 31, 2019					828,449
Beginning balance at Dec. 31, 2018	$ 161,111	$ 161,111	$ 59,770	$ 22,554
Beginning balance, shares at Dec. 31, 2018	98,491,880	98,491,880	26,109,363	9,873,412
Beginning balance at Dec. 31, 2018	$ (97,113)				$ 1	22,441	(598)	(118,953)	(4)
Beginning balance, shares at Dec. 31, 2018	878,413				878,413
Issuance of common stock upon exercise of stock options, net of repurchase, shares	141,707
Forgiveness of promissory notes from related parties for purchase of common stock	$ 382
Net loss	(29,781)
Ending balance at Sep. 30, 2019	$ (124,797)				$ 1	23,923		(148,734)	13
Ending balance, shares at Sep. 30, 2019	104,803,325	104,803,325	26,109,363	16,184,857
Ending balance at Sep. 30, 2019	$ 175,490	$ 175,490	$ 59,770	$ 36,933
Ending balance, shares at Sep. 30, 2019	935,040				935,040
Beginning balance at Mar. 31, 2019		$ 168,058
Beginning balance, shares at Mar. 31, 2019		101,531,788
Beginning balance at Mar. 31, 2019	$ (105,751)				$ 1	22,884	(491)	(128,141)	(4)
Issuance of convertible preferred stock, net of issuance costs				$ 7,451
Issuance of convertible preferred stock, net of issuance costs, shares				3,271,537
Beginning balance, shares at Mar. 31, 2019					828,449
Issuance of common stock upon exercise of stock options, net of repurchase	34					34
Issuance of common stock upon exercise of stock options, net of repurchase, shares					13,996
Repurchase of common stock from related party	65						65
Repurchase of common stock from related party, shares					(29,686)
Paydown of promissory notes from related parties for purchase of common stock	73						73
Forgiveness of promissory notes from related parties for purchase of common stock	353						$ 353
Stock-based compensation	347					347
Foreign currency translation adjustment	2								2
Net loss	(10,622)							(10,622)
Ending balance at Jun. 30, 2019	(115,499)				$ 1	23,265		(138,763)	(2)
Ending balance, shares at Jun. 30, 2019		104,803,325
Ending balance at Jun. 30, 2019		$ 175,509
Ending balance, shares at Jun. 30, 2019					812,759
Issuance cost related to convertible preferred stock				$ (19)
Issuance of common stock upon exercise of stock options, net of repurchase	227					227
Issuance of common stock upon exercise of stock options, net of repurchase, shares					122,281
Stock-based compensation	431					431
Foreign currency translation adjustment	15								15
Net loss	(9,971)							(9,971)
Ending balance at Sep. 30, 2019	$ (124,797)				$ 1	$ 23,923		$ (148,734)	$ 13
Ending balance, shares at Sep. 30, 2019	104,803,325	104,803,325	26,109,363	16,184,857
Ending balance at Sep. 30, 2019	$ 175,490	$ 175,490	$ 59,770	$ 36,933
Ending balance, shares at Sep. 30, 2019	935,040				935,040